FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017 USD ($) $ / $ $ / gal	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Tax moratorium liability, interest rate	1.50%
Letter of Credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 7,700	$ 7,600
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 61,186	51,199
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI		$ 9,861	12,958
Commodity price risk | Silver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)		$ 987	2,918
Commodity price risk | Gulf Coast diesel index commodity swaps and options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging price ($/gallon) | $ / gal		1.98
Mark-to-market gain (loss) on hedging instrument		$ 117	688
Fair value of hedges		$ 444	177
Hedging price (in CAD per USD) | $ / gal		1.98
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging price ($/gallon) | $ / $		0.80
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Mark-to-market gain (loss) on hedging instrument		$ 412	22
Fair value of hedges		$ 843	45
Hedging price (in CAD per USD) | $ / $		0.80
Currency risk | Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI		$ 1,460	$ 476
Percentage of increase (decrease) in value of currency		(17.00%)	(22.00%)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI		$ 701	$ 101
Percentage of increase (decrease) in value of currency		7.00%	(3.00%)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)		$ 2,368	$ 1,538
Tax moratorium liability, interest rate		1.50%
Weighted average interest rate earned on cash and cash equivalent		0.97%	0.60%